Financial assets, liabilities and financial result (excluding Orange Bank) - Main redemptions and bond issues (Details) € in Millions		6 Months Ended
	Feb. 06, 2020 EUR (€)	Jun. 30, 2020 EUR (€) instrument	Apr. 07, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bonds redeemed | instrument		3
Notional amount redeemed		€ 1,050
Number of bonds issued | instrument		2
European Investment Bank loan maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 350
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 750
Interest rate (as a percent)			1.25%
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 750
Interest rate (as a percent)			1.625%
SecureLink loan maturing February 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Early repayment of loans	€ 150
Interest rate basis	3-month Euribor
Adjustment to interest rate	5.50%